Exhibit to G.1b.iv Information called for by Item 405 of Regulation S-K

Section 16(a) Beneficial Ownership Reporting Compliance

Section 16(a) of the 1934 Act and Section 30(h) of the 1940 Act, and the rules thereunder, require the Fund’s officers and Trustees, ALPS Advisors’ officers and directors, affiliated persons of ALPS Advisors, and persons who beneficially own more than 10% of a registered class of the Fund’s Common Shares to file reports of ownership and changes in ownership with the SEC and the NYSE and to furnish the Fund with copies of all Section 16(a) forms they file. Based solely on a review of the reports filed, the Fund believes that during fiscal year end on October 31, 2020, all Section 16(a) filing requirements applicable to the Fund’s officers, Trustees, ALPS Advisors’ officers and directors, affiliated persons of ALPS Advisors and persons who beneficially own more than 10% of the Fund’s Common Shares were complied with, except for a statement of changes in beneficial ownership on Form 4 that was filed late for Mr. Laton Spahr, an officer of ALPS Advisors.